SEGMENTED INFORMATION - Summary of Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 787	$ 735	$ 1,612	$ 1,528
Consolidated property, plant and equipment and equity-accounted investments	30,893		30,893		$ 30,594
United States
Disclosure of operating segments [line items]
Revenues	266	245	542	495
Consolidated property, plant and equipment and equity-accounted investments	12,711		12,711		12,705
Colombia
Disclosure of operating segments [line items]
Revenues	231	219	488	442
Consolidated property, plant and equipment and equity-accounted investments	6,753		6,753		6,665
Canada
Disclosure of operating segments [line items]
Revenues	125	97	235	226
Consolidated property, plant and equipment and equity-accounted investments	5,852		5,852		5,705
Brazil
Disclosure of operating segments [line items]
Revenues	99	106	199	209
Consolidated property, plant and equipment and equity-accounted investments	3,533		3,533		3,553
Europe
Disclosure of operating segments [line items]
Revenues	27	24	69	68
Consolidated property, plant and equipment and equity-accounted investments	1,577		1,577		1,624
Other
Disclosure of operating segments [line items]
Revenues	39	$ 44	79	$ 88
Consolidated property, plant and equipment and equity-accounted investments	$ 467		$ 467		$ 342